CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
STATEMENTS OF CASH FLOWS
Cash provided by/ (used in) operating activities	¥ (226,342)	$ (35,519)	¥ (1,313,115)	¥ (120,461)
Cash provided by investing activities	703,826	110,447	1,159,063	(578,134)
Cash used in financing activities	(344,562)	(54,069)	(209,546)	485,110
Cash, cash equivalents and restricted cash at the beginning of year	264,104	41,444	622,515	831,026
Cash, cash equivalents and restricted cash at the beginning of year	213,538		295,463
Cash, cash equivalents and restricted cash at the end of year	395,598	62,078	264,104	622,515
Cash, cash equivalents and restricted cash at the end of year	349,077	54,778	213,538	295,463
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	(28)	(4)	(45)	(55)
Parent Company [Member]
STATEMENTS OF CASH FLOWS
Cash provided by/ (used in) operating activities	(2,341)	(369)	(4,779)	(4,739)
Cash provided by investing activities	6,020	945	5,292	18,268
Cash used in financing activities	373	59	(250)	(13,438)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	62	10	(1)	(5)
Net (decrease) /increase in cash, cash equivalents and restricted cash	4,114	645	262	86
Cash, cash equivalents and restricted cash at the beginning of year	598	94	336	250
Cash, cash equivalents and restricted cash at the beginning of year	598
Cash, cash equivalents and restricted cash at the end of year	4,712	739	598	336
Cash, cash equivalents and restricted cash at the end of year	4,712	739	598
Supplemental disclosure of non-cash investing and financing activities
Receivables related to exercise of stock option	¥ (28)	$ (4)	¥ (45)	¥ (55)